ADVANCE FROM CUSTOMERS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Advance From Customers Disclosure [Line Items]
Increase (Decrease) In Customer Advances	$ (7,947)	$ (683)	$ 7,378
Hualu Engineering Technology Co., Ltd [Member]
Advance From Customers Disclosure [Line Items]
Increase (Decrease) In Customer Advances		$ 8,000
Increase In Customer Advances Percentage		95.00%
Maximum [Member]
Advance From Customers Disclosure [Line Items]
Percentage Of Contract Price Received From Customers		30.00%
Minimum [Member]
Advance From Customers Disclosure [Line Items]
Percentage Of Contract Price Received From Customers		10.00%